CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Commitments

	30 June 2026	31 December 2025
	£m	£m
Guarantees given to third parties	940	716
Formal standby facilities, credit lines and other commitments	40,897	38,158
	41,837	38,874